MET INVESTORS SERIES TRUST

                       Met/AIM Small Cap Growth Portfolio

                    SUPPLEMENT DATED NOVEMBER 12, 2009 TO THE
                         PROSPECTUSES DATED MAY 1, 2009

         This Supplement is made as of November 12, 2009 to the Prospectuses of Met Investors Series Trust dated May 1, 2009.

         Effective immediately, the Annual Portfolio Operating Expenses table for Met/AIM Small Cap Growth Portfolio is revised to read as follows:

--------------------------------------------------------- --------------------- ------------------ -------------------
                                                                Class A              Class B            Class E
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Management Fee*                                                  0.86%                0.86%              0.86%
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
12b-1 Fees                                                        None                0.25%              0.15%
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Other Expenses                                                   0.03%                0.03%              0.03%
--------------------------------------------------------- --------------------- ------------------ -------------------
--------------------------------------------------------- --------------------- ------------------ -------------------
Total Annual Portfolio Operating Expenses                        0.89%                1.14%              1.04%
--------------------------------------------------------- --------------------- ------------------ -------------------

* The Manager has agreed to voluntarily waive a portion of its management fee. See the section entitled "Management" for details regarding waivers.

         Effective immediately, the management fee table in the "Management-The Manager" section as it relates to the Met/AIM Small Cap Growth Portfolio is replaced with the following:

------------------------------------------------------- ----------------------------------------------------------------------
Portfolio                                               Management Fee
------------------------------------------------------- ----------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------
Met/AIM Small Cap Growth Portfolio(1)                   0.88% of first $500 million of such assets plus 0.83% of such assets over $500 million
------------------------------------------------------- ----------------------------------------------------------------------

(1) Effective November 12, 2009, Invesco Aim Capital Management, Inc. has agreed to reduce the advisory fee it charges to the Manager for managing the Met/AIM Small Cap Growth Portfolio. This fee change will reduce the advisory fee charged on the Met/AIM Small Cap Growth Portfolio's average daily net assets in excess of $250 million but less than $500 million. In connection with this change in the advisory fee, the Manager has agreed, under certain circumstances, to waive a portion of the management fee chargeable to the Met/AIM Small Cap Growth Portfolio.